Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Consolidated Statements Of Comprehensive Income [Abstract]
Unrealized change in investment securities, tax effect	$ 50
Reclassification adjustments for losses of investment securities, tax effect	23
Cash flow hedging derivatives, tax effect	$ 73